UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08558

Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Biotechnology — 0.9%
Genzyme Corp. (1)	40,900	$2,800,014
		$2,800,014
Capital Markets — 3.9%
FCStone Group, Inc. (1)	20,600	$806,078
Macquarie Group, Ltd. (2)	95,100	4,956,013
MF Global, Ltd. (1)	450,700	6,557,685
		$12,319,776
Commercial Banks — 1.7%
Banco Itau Holding Financeira SA ADR	179,804	$5,521,781
		$5,521,781
Commercial Services & Supplies — 0.6%
CoStar Group, Inc. (1)(2)	43,300	$2,030,770
		$2,030,770
Communications Equipment — 6.2%
BigBand Networks, Inc. (1)	382,300	$2,026,190
Research In Motion, Ltd. (1)	103,287	14,343,466
Riverbed Technology, Inc. (1)	195,400	3,507,430
		$19,877,086
Computer Peripherals — 1.5%
Apple, Inc. (1)	26,100	$4,926,375
		$4,926,375
Construction & Engineering — 2.4%
Chicago Bridge & Iron Co. NV	106,100	$4,848,770
Northwest Pipe Co. (1)(2)	61,600	2,894,584
		$7,743,354
Containers & Packaging — 1.1%
Owens-Illinois, Inc. (1)	63,400	$3,627,748
		$3,627,748
Diversified Financial Services — 0.2%
KKR Financial Holdings LLC	50,637	$615,746
		$615,746
Electrical Equipment — 7.1%
First Solar, Inc. (1)	4,900	$1,310,946
GrafTech International, Ltd. (1)	375,000	9,900,000
JA Solar Holdings Co., Ltd. ADR (1)	475,100	10,105,377
Suntech Power Holdings Co., Ltd. ADR (1)(2)	29,200	1,242,168
		$22,558,491
Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	38,942	$5,313,246
		$5,313,246
Health Care Equipment & Supplies — 0.9%
Edwards Lifesciences Corp. (1)	25,500	$1,471,605
Masimo Corp.(1)	42,600	1,472,256
		$2,943,861
Hotels, Restaurants & Leisure — 1.1%
Scientific Games Corp., Class A (1)(2)	107,400	$3,472,242
		$3,472,242
Household Durables — 2.8%
Centex Corp.	102,400	$1,928,192
Hovnanian Enterprises, Inc. (1)(2)	164,800	1,295,328
Lennar Corp., Class A (2)	174,500	2,945,560
Pulte Homes, Inc.	217,300	2,657,579
		$8,826,659

Internet & Catalog Retail — 3.6%
NutriSystem, Inc. (2)	69,500	$1,426,140
Orbitz Worldwide, Inc. (1)	222,300	1,725,048
Priceline.com, Inc. (1)(2)	62,000	8,340,860
		$11,492,048
Internet Software & Services — 6.3%
Absolute Software Corp. (1)	208,900	$2,440,705
Bankrate, Inc. (1)(2)	101,900	5,145,950
DealerTrack Holdings, Inc. (1)	58,462	1,230,040
Equinix, Inc. (1)(2)	53,600	5,118,264
Google, Inc., Class A (1)	10,315	6,042,527
Switch & Data Facilities Co., Inc. (1)	9,156	163,435
		$20,140,921
IT Services — 1.3%
MasterCard, Inc., Class A (2)	13,800	$4,259,370
		$4,259,370
Machinery — 2.8%
Colfax Corp. (1)	25,123	$622,799
Flowserve Corp.	34,300	4,751,236
Titan International, Inc.	91,400	3,613,042
		$8,987,077
Media — 0.7%
Central European Media Enterprises, Ltd., Class A (1)(2)	19,065	$2,028,135
CTC Media, Inc. (1)	3,643	100,838
		$2,128,973
Metals & Mining — 12.4%
Consolidated Thompson Iron Mines, Ltd. (1)	335,800	$3,450,255
Eldorado Gold Corp. (1)	359,100	2,905,119
Fording Canadian Coal Trust (2)	89,600	7,168,000
Gammon Gold, Inc. (1)(2)	376,319	3,849,743
Golden Star Resources, Ltd. (1)(2)	1,362,300	4,032,408
Grande Cache Coal Corp. (1)	287,000	2,654,252
Roca Mines, Inc. (1)(2)	147,337	385,505
Thompson Creek Metals Co., Inc. (1)	422,417	9,245,818
United States Steel Corp.	33,400	5,768,514
Western Copper Corp. (1)	95,000	95,602
		$39,555,216
Multiline Retail — 2.8%
Big Lots, Inc. (1)(2)	169,700	$5,270,882
Dollar Tree, Inc. (1)	100,000	3,690,000
		$8,960,882
Oil and Gas-Equipment and Services — 0.4%
SandRidge Energy, Inc. (1)	21,895	$1,204,225
		$1,204,225
Oil, Gas & Consumable Fuels — 17.3%
Alpha Natural Resources, Inc. (1)(2)	109,900	$8,976,632
Gasco Energy, Inc. (1)(2)	748,600	2,844,680
Goodrich Petroleum Corp. (1)(2)	57,506	2,449,756
Hess Corp.	95,900	11,777,479
Massey Energy Co.	126,425	8,169,584
Patriot Coal Corp. (1)(2)	90,300	9,764,139
Quicksilver Resources, Inc. (1)(2)	69,537	2,533,233
Range Resources Corp.	19,400	1,275,744
Rex Energy Corp. (1)	29,040	649,334
Rosetta Resources, Inc. (1)	85,400	2,299,822
TXCO Resources, Inc. (1)(2)	101,200	1,120,284
Uranium One, Inc. (1)	717,776	3,597,187
		$55,457,874
Personal Products — 0.6%
Bare Escentuals, Inc. (1)(2)	93,000	$1,865,580
		$1,865,580
Pharmaceuticals — 2.0%
Elan Corp. PLC ADR (1)	225,900	$5,656,536
Perrigo Co.	18,200	666,302
		$6,322,838

Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc.	170,894	$3,043,622
		$3,043,622
Semiconductors & Semiconductor Equipment — 8.7%
Atheros Communications, Inc. (1)	185,700	$6,206,094
Marvell Technology Group, Ltd. (1)	9,349	156,021
ON Semiconductor Corp. (1)	309,000	3,056,010
Renesola, Ltd. (1)(2)	837,700	10,509,146
Renesola, Ltd. ADR (1)(2)	316,388	7,935,011
		$27,862,282
Software — 0.4%
Nintendo Co., Ltd.	2,300	$1,265,094
		$1,265,094
Specialty Retail — 4.1%
Advance Auto Parts, Inc.	40,200	$1,620,060
Coldwater Creek, Inc. (1)(2)	341,900	2,236,026
Lumber Liquidators, Inc. (1)(2)	75,500	1,198,940
Men’s Wearhouse, Inc. (The)	38,900	806,397
Office Depot, Inc. (1)	197,800	2,512,060
Pier 1 Imports, Inc. (1)(2)	469,582	3,385,686
TJX Companies, Inc. (The)	38,900	1,247,134
		$13,006,303
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc. (1)	83,177	$3,019,325
		$3,019,325
Total Common Stocks (identified cost $239,912,089)		$311,148,779

Short-Term Investments — 28.8%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83% (3)(4)	$83,200	$83,199,856
Investment in Cash Management Portfolio, 2.38% (3)	8,897	8,896,930
Total Short-Term Investments (identified cost $92,096,786)		$92,096,786
Total Investments — 126.1% (identified cost $332,008,875)		$403,245,565
Other Assets, Less Liabilities — (26.1)%		$(83,331,449)
Net Assets — 100.0%		$319,914,116

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 were $1,630,877 and $453,391, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of May 31, 2008, the Portfolio loaned securities having a market value of $79,324,026 and received $83,199,856 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	85.2%	$272,549,202
Canada	6.8	21,869,324
United Kingdom	3.3	10,509,146
Australia	1.6	4,956,013
Japan	0.4	1,265,094
Long-Term Investments	97.3%	$311,148,779
Short-Term Investments		$92,096,786
Total Investments		$403,245,565

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$332,341,673
Gross unrealized appreciation	$74,238,456
Gross unrealized depreciation	(3,334,564)
Net unrealized appreciation	$70,903,892

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2008